Schedule of financial instruments by remaining contractual maturities (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,596,936	$ 2,034,177	$ 2,336,864
Carrying value [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)		4,622,427	5,248,011
Borrowings		2,034,177	2,336,864
Total		6,656,604	7,584,875
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)		4,622,427	5,248,011
Borrowings		2,355,357	2,764,287
Total		6,977,784	8,012,298
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)		4,622,427	5,248,011
Borrowings		563,268	614,056
Total		5,185,695	5,862,067
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)
Borrowings		1,117,192	1,408,360
Total		1,117,192	1,408,360
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (excluded GST payables)
Borrowings		674,897	741,871
Total		$ 674,897	$ 741,871